Supplement dated April 2, 2026
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus
Columbia Funds Variable Series Trust II
CTIVP® – T. Rowe Price Large Cap Value Fund	5/1/2025
Effective immediately, the portfolio manager information under the heading “Fund Management” in the Summary Prospectus and the “Summary of the Fund” section of the Prospectus, is hereby superseded and replaced with the following:
Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)
Portfolio Management	Title	Role with Fund	Managed Fund Since
John Linehan, CFA	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2016
Gabriel Solomon	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2021
Melanie Rizzo	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	April 2026
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)
Portfolio Management	Title	Role with Fund	Managed Fund Since
John Linehan, CFA	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2016
Gabriel Solomon	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2021
Melanie Rizzo	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	April 2026
Mr. Linehan joined T. Rowe Price in 1998. Mr. Linehan began his investment career in 1987 and earned a B.A. from Amherst College and an M.B.A. from Stanford University.
Mr. Solomon joined T. Rowe Price in 2004. Mr. Solomon began his investment career in 2002 and earned a B.A. from the University of California, Los Angeles and an M.B.A. from the University of Pennsylvania, The Wharton School.
Ms. Rizzo joined T. Rowe Price in 2004. Ms. Rizzo began her investment career in 2006 and earned a B.S. from the University of Maryland.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7036-0001_(04/26)